18. Deferred taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Taxes And Contributions Tables
Deferred taxes
	December 31, 2017	December 31, 2016
Deferred income tax assets
Provisions	482,863	524,129
Actuarial gain/loss – G1 Plan	-	85,044
Pension obligations - G1	165,503	167,922
Donations of underlying asset on concession agreements	55,112	57,317
Credit losses	199,063	266,757
Other	151,562	151,247
Total deferred tax assets	1,054,103	1,252,416

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(460,177)	(492,341)
Capitalization of borrowing costs	(415,379)	(374,512)
Profit on supply to governmental entities	(76,705)	(92,365)
Actuarial gain/loss – G1 Plan	(36,538)	-
Construction margin	(88,947)	(91,790)
Borrowing costs	(13,111)	(15,063)
Total deferred tax liabilities	(1,090,857)	(1,066,071)

Deferred tax assets (liabilities), net	(36,754)	186,345

Realization
	December 31, 2017	December 31, 2016
Deferred income tax assets
to be realized within 12 months	221,999	314,725
to be realized after one year	832,104	937,691
Total deferred tax assets	1,054,103	1,252,416
Deferred income tax liabilities
to be realized within 12 months	(51,520)	(143,428)
to be realized after one year	(1,039,337)	(922,643)
Total deferred tax liabilities	(1,090,857)	(1,066,071)
Deferred tax asset (liabilities)	(36,754)	186,345

Changes
Deferred income tax assets	December 31, 2016	Net change	December 31, 2017
Provisions	524,129	(41,266)	482,863
Actuarial gain/loss – G1	85,044	(85,044)	-
Pension obligations - G1	167,922	(2,419)	165,503
Donations of underlying asset on concession agreements	57,317	(2,205)	55,112
Credit losses	266,757	(67,694)	199,063
Other	151,247	315	151,562
Total	1,252,416	(198,313)	1,054,103

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(492,341)	32,164	(460,177)
Capitalization of borrowing costs	(374,512)	(40,867)	(415,379)
Profit on supply to governmental entities	(92,365)	15,660	(76,705)
Actuarial gain/loss – G1	-	(36,538)	(36,538)
Construction margin	(91,790)	2,843	(88,947)
Borrowing costs	(15,063)	1,952	(13,111)
Total	(1,066,071)	(24,786)	(1,090,857)

Deferred tax assets (liabilities), net	186,345	(223,099)	(36,754)

Deferred income tax assets	December 31, 2015	Net change	December 31, 2016
Provisions	480,378	43,751	524,129
Actuarial gain/loss – G1	-	85,044	85,044
Pension obligations - G1	256,808	(88,886)	167,922
Donations of underlying asset on concession agreements	53,206	4,111	57,317
Credit losses	213,171	53,586	266,757
Tax losses	58,829	(58,829)	-
Other	121,550	29,697	151,247
Total	1,183,942	68,474	1,252,416

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(524,495)	32,154	(492,341)
Capitalization of borrowing costs	(309,648)	(64,864)	(374,512)
Profit on supply to governmental entities	(81,055)	(11,310)	(92,365)
Actuarial gain/loss – G1	(33,726)	33,726	-
Construction margin	(94,921)	3,131	(91,790)
Borrowing costs	(11,855)	(3,208)	(15,063)
Total	(1,055,700)	(10,371)	(1,066,071)

Deferred tax asset, net	128,242	58,103	186,345

	December 31, 2017	December 31, 2016	December 31, 2015

Opening balance	186,345	128,242	209,478
Net change in the year:
- corresponding entry to the income statement	(101,517)	(60,667)	(50,024)
- corresponding entry to valuation adjustments to equity (Note 20 (b))	(121,582)	118,770	(31,212)

Total net change	(223,099)	58,103	(81,236)
Closing balance	(36,754)	186,345	128,242

Reconciliation of the effective tax rate

	December 31, 2017	December 31, 2016	December 31, 2015

Profit before income taxes	3,503,614	4,129,054	587,529
Statutory rate	34%	34%	34%

Estimated expense at statutory rate	(1,191,229)	(1,403,878)	(199,760)
Tax benefit of interest on equity	245,444	245,637	56,172
Permanent differences
Provision – Law 4,819/58 (i)	(57,104)	(63,039)	(54,679)
Donations	(12,413)	(10,987)	(3,153)
GESP Agreement (note 10 (vii))	-	-	151,465
Other differences	30,998	50,311	(1,295)

Income tax and social contribution	(984,304)	(1,181,956)	(51,250)

Current income tax and social contribution	(882,787)	(1,121,289)	(1,226)
Deferred income tax and social contribution	(101,517)	(60,667)	(50,024)
Effective rate	28%	29%	9%

(i)     Permanent difference related to the provision for actuarial liability (Note 20 (b) (iii)).